Leases and Restricted Cash - Net Investments in Direct Financing Leases - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($)	Nov. 30, 2013 USD ($) vessel m³	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Capital Leased Assets [Line Items]
Number of vessels | vessel			35,000
Acquisition cost of vessels and associated fixed-rate contracts			$ 344,987	$ 191,969	$ 194,255
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel		2
Volume of vessels (in cubic meter) | m³		155,900
Additional time period for fixed rate time charters contract			1 year
Upfront fee		$ 1,000
Minimum scheduled future revenues, capital lease, 2017			$ 162,000
Minimum scheduled future revenues, capital lease, 2018			$ 134,600
Awilco LNG Carriers | Vessel One
Capital Leased Assets [Line Items]
Operating lease arrangement period, lessor			5 years
Acquisition cost of vessels and associated fixed-rate contracts		205,000
Upfront prepayment of charter for hire		$ 51,000
Awilco LNG Carriers | Vessel Two
Capital Leased Assets [Line Items]
Operating lease arrangement period, lessor			4 years
Acquisition cost of vessels and associated fixed-rate contracts	$ 205,000
Upfront prepayment of charter for hire	$ 51,000
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor			20-year
Number of vessels | vessel			2
Operating lease arrangement period, lessor			20 years
Minimum scheduled future revenues, capital lease, 2017			$ 39,100
Minimum scheduled future revenues, capital lease, 2018			39,100
Minimum scheduled future revenues, capital lease, 2019			39,100
Minimum scheduled future revenues, capital lease, 2020			39,100
Minimum scheduled future revenues, capital lease, 2021			$ 39,100